Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 2,791,226	R$ 2,977,445
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	235,224	251,545
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 2,556,002	R$ 2,725,900